Stockholders' Equity (Deficit) and Stock-Based Compensation - Summary of Number of Shares of Common Stock Reserved for Potential Conversion (Detail)	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for the potential conversion	5,977,000	25,096,000
Conversion of Series A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for the potential conversion		4,562,000
Conversion of Series B [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for the potential conversion		4,771,000
Conversion of Series C [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for the potential conversion		4,317,000
Conversion of Series D [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for the potential conversion		2,545,000
Conversion of Series D-1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for the potential conversion		1,246,000
Conversion of Series E [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for the potential conversion		2,089,000
Common Stock Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for the potential conversion	13,000	13,000
Common Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for the potential conversion	4,588,000	4,695,000
RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for the potential conversion	1,376,000	858,000